The company - Agreement related to additional preclinical molecules with AstraZeneca (Details) € in Thousands, $ in Thousands			1 Months Ended		5 Months Ended	12 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Oct. 31, 2018 EUR (€) option	Oct. 31, 2018 USD ($) option	Jun. 01, 2022 preclinicalMolecules	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	[1]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of preclinical molecules | preclinicalMolecules					4
Revenue from collaboration and licensing agreements | €						€ 49,580	€ 12,112	€ 56,155
Agreement related to additional preclinical molecules with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of exclusive options granted | option			4	4
Advance received			€ 17,400	$ 20,000
Revenue from collaboration and licensing agreements	€ 17,400	$ 20,000

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.